Goodwill - Summary of Changes in the Carrying Amount of Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 CNY (¥)	Feb. 29, 2020 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Balance at beginning of the year	¥ 36,967	$ 5,860	¥ 35,163
Goodwill acquired during the year (Note 3)	5,340	847	1,804
Impairment losses	¥ (42,307)	$ (6,707)	0	¥ (114,612)
Goodwill, Balance at ending of the year			¥ 36,967	¥ 35,163